INCOME TAXES	12 Months Ended
Dec. 31, 2014
INCOME TAXES [Abstract]
INCOME TAXES
9.	INCOME TAXES

The Company operates through its subsidiaries, which are subject to several tax jurisdictions, as follows:

a)	Bahamas

The earnings from shipping operations were derived from sources outside the Bahamas and such earnings were not subject to Bahamian taxes.

b)	Panama

The earnings from shipping operations were derived from sources outside Panama and such earnings were not subject to Panamanian taxes.

c)	Paraguay

Our subsidiaries in Paraguay are subject to Paraguayan corporate income taxes.

d)	Argentina

Our subsidiaries in Argentina are subject to Argentine corporate income taxes.

In Argentina, the tax on minimum presumed income ("TOMPI"), supplements income tax since it applies a minimum tax on the potential income from certain income-generating assets at a 1% tax rate. The Companies' tax obligation in any given year will be the higher of these two tax amounts. However, if in any given tax year TOMPI exceeds income tax, such excess may be computed as payment on account of any excess of income tax over TOMPI that may arise in any of the ten following years.

e)	Brazil

Our subsidiaries in Brazil are subject to Brazilian corporate income taxes.

Income taxes in Brazil include federal income tax and social contribution (which is an additional federal income tax). Income tax is computed at the rate of 15%, plus a surtax of 10% on the amount that exceeds Brazilian reais 240,000 (equivalent to $94 at December 31, 2014) based on pretax income, adjusted for additions and exclusions established by the Brazilian tax legislation. Social contribution is calculated at the rate of 9%, on pretax income, in conformity with the tax law.

UP Offshore Apoio Maritimo Ltda., has foreign currency exchange gains recognized for tax purposes only in the period the debt (including intercompany transactions) is extinguished. A deferred income tax liability is recognized in the period the foreign currency exchange rate changes equal to the future taxable income at the applicable tax rate.

f)	Chile

Our subsidiary Corporación de Navegación Mundial S.A. (Cor.Na.Mu.S.A.) is subject to Chilean corporate income taxes.

g)	United Kingdom (UK)

Our subsidiary in the Offshore Supply Business, UP Offshore (UK) Limited, is not subject to corporate income tax in the United Kingdom, rather, it qualifies under UK tonnage tax rules and pays a flat rate based on the net tonnage of qualifying PSVs.

h)	United States of America (US)

Under the U.S. Internal Revenue Code of 1986, as amended, or the Code, 50% of the gross shipping income of our vessel owning or chartering subsidiaries attributable to transportation that begins or ends, but that does not both begin and end, in the U.S. are characterized as U.S. source shipping income.  Such income is subject to 4% U.S. federal income tax without allowance for deduction, unless our subsidiaries qualify for exemption from tax under Section 883 of the Code and the Treasury Regulations promulgated thereunder.

For the years ended December 31, 2014, 2013 and 2012, our subsidiaries did not derive any US source shipping income. Therefore our subsidiaries are not subject to any U.S. federal income taxes, except our ship management services provided by Ravenscroft.

Income tax expense (benefit) (which includes TOMPI) is comprised of:

	For the years ended December 31,
	2014	2013	2012

Current income tax expense	$8,030	$3,184	$1,385
Deferred income tax (benefit) expense	(2,965)	3,413	(4,354)
	$5,065	$6,597	$(2,969)

Ultrapetrol's pre-tax income for the years ended December 31, 2014, 2013 and 2012 was taxed in foreign jurisdictions (principally Argentina, Brazil and Paraguay).

The current income tax expense is mainly related to withholding income tax based on interest expense paid, bareboat fees or recovery of expenses for intercompany transactions. For the years ended December 31, 2014, 2013 and 2012 36%, 54%, and 60%, respectively, of the current income tax expense was related to withholding income tax in Argentina, Brazil and Chile.

The table below shows for each jurisdiction's total income tax expense and statutory tax rate:

	For the years ended December 31,
	2014	2013	2012

Brazil (34%)	$2,091	$654	$7
Argentina (35%)	2,112	568	430
Paraguay (10%)	273	202	48
Others	649	27	75
Current income tax expense	5,125	1,451	560
Withholding income tax in foreign jurisdictions	2,905	1,733	825
Deferred income tax (benefit) expense	(2,965)	3,413	(4,354)
Income tax expense (benefit)	$5,065	$6,597	$(2,969)

Reconciliation of income tax expense (benefit) to taxes calculated based on the statutory tax rate is as follows:

	For the years ended December 31,
	2014	2013	2012

Income (Loss) before income taxes	$(47,211)	$14,518	$(65,733)
Sources not subject to income tax	59,658	115	51,203
	12,447	14,633	(14,530)
Tax rate	35%	35%	35%
Tax (benefit) expense at statutory tax rate	4,356	5,122	(5,085)
Rate differential	(1,052)	(545)	348
Change in valuation allowance	(811)	1,632	1,549
Effects of foreign exchange changes related to our foreign subsidiaries	(639)	(1,943)	(1,479)
Withholding income tax in foreign jurisdictions	2,905	1,733	825
Others	306	598	873
Income tax expense (benefit)	$5,065	$6,597	$(2,969)

The Company's deferred income tax assets have been reduced by intercompany profits from the sale of river barges within the group. The Company has deferred income tax expense in Argentina for the years ended December 31, 2014, 2013 and 2012 amounting to $949, $906 and $2,541, respectively and recognizes them as income tax expense as the river barges are consumed through using. The balance as of December 31, 2014 and 2013 of $8,131 and $7,531 respectively was reflected as non-current other receivables in the accompanying consolidated balance sheets.

At December 31, 2014, Argentinean subsidiaries had a consolidated credit related to TOMPI of $3,556 that expires from 2015 through 2024. At December 31, 2014, Argentinean subsidiaries had accumulated benefit from tax loss carryforwards ("NOLs") for a consolidated total of $1,402 that expire from 2015 through 2019. The Company believes it is more likely than not that the Company's subsidiaries NOLs and TOMPI credit, with exception of $9 of NOLs and $404 of TOMPI credit, will be utilized through the turnaround of existing temporary differences, future taxable income, tax strategies or a combination thereof.

At December 31, 2014, the Brazilian subsidiaries had benefit from NOLs for a consolidated total of $835 that do not expire but the usage is limited to 30% of the taxable income in any year.  The Company believes it is more likely than not that the Company's subsidiaries NOLs, with exception of $466, will be utilized through the turnaround of existing temporary differences, future taxable income, tax strategies or a combination thereof.

As of December 31, 2014, the valuation allowance for deferred tax assets decreased from $4,869 in 2013 to $2,525 in 2014, principally related to the merger of two of our subsidiaries in Argentina.

The components of net deferred income tax liabilities included on the balance sheets were as follows:

	At December 31,
	2014	2013
Deferred income tax assets
Other, deferred income tax current assets	$460	$164
NOLs	2,237	2,974
TOMPI credit	3,556	4,688
Other	2,796	3,194
Total deferred income tax noncurrent assets	8,589	10,856
Valuation allowance of deferred income tax assets	(2,525)	(4,869)
Net deferred income tax noncurrent assets	6,064	5,987
Deferred income tax liabilities
Vessels and equipment, net	13,317	14,196
Intangible assets	153	213
Unrealized exchange differences	750	920
Other	117	160
Total deferred income tax noncurrent liabilities	14,337	15,489
Net deferred income tax liabilities	$(7,813)	$(9,338)

As of January 1, 2014 and 2013, and for the years ended December 31, 2014 and 2013, the Company did not have any unrecognized tax positions.  In addition, the Company does not expect to hold unrecognized tax positions within the next twelve months. For the years ended December 31, 2014 and 2013, the Company has no accrued interest and penalties related to unrecognized tax positions.